BRIDGE BUILDER TRUST

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated May 20, 2019

to the Prospectus dated October 28, 2018

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The Board of Trustees of the Trust has approved the retention of certain new service providers for the Trust. Effective as of May 17, 2019 (the “Effective Date”), Brown Brothers Harriman & Co. will replace U.S. Bancorp Fund Services, LLC and U.S. Bank National Association as the Trust’s administrator and custodian, respectively. In addition, as of the Effective Date, ALPS Distributors, Inc. will replace Quasar Distributors, LLC as distributor of the Trust and ALPS Fund Services, Inc. will replace U.S. Bancorp Fund Services, LLC as transfer agent of the Trust.

In connection with the aforementioned changes, the Funds’ mailing address will change. Therefore, as of the Effective Date, the reference to the Funds’ address on the back cover page is deleted and replaced with the following:

Mailing Address:

Bridge Builder Trust

P.O. Box 1920

Denver, CO 80201

Overnight Address:

Bridge Builder Trust

1290 Broadway Suite 1100

Denver, CO 80203

BRIDGE BUILDER TRUST (the “Trust”)

Bridge Builder Core Bond Fund

Bridge Builder Core Plus Bond Fund

Bridge Builder Municipal Bond Fund

Bridge Builder Large Cap Growth Fund

Bridge Builder Large Cap Value Fund

Bridge Builder Small/Mid Cap Growth Fund

Bridge Builder Small/Mid Cap Value Fund

Bridge Builder International Equity Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated May 20, 2019

to the Statement of Additional Information (“SAI”) dated October 28, 2018

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

The Board of Trustees of the Trust has approved the retention of certain new service providers for the Trust. Effective as of May 17, 2019 (the “Effective Date”), Brown Brothers Harriman & Co. will replace U.S. Bancorp Fund Services, LLC and U.S. Bank National Association as the Trust’s administrator and custodian, respectively. In addition, as of the Effective Date, ALPS Distributors, Inc. will replace Quasar Distributors, LLC as distributor of the Trust and ALPS Fund Services, Inc. will replace U.S. Bancorp Fund Services, LLC as transfer agent of the Trust. Therefore, as of the Effective Date, the following changes will become effective for the SAI.

1.	The sub-section entitled “Administrator and Fund Accountant” under the section entitled “Service Providers” is deleted and replaced with the following:

Administrator and Custodian

Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, MA 02110, acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties.

Prior to May 17, 2019, U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, served as Administrator to the Trust. For the fiscal years ended June 30, 2016, 2017, and 2018, the Funds paid the following amounts to U.S. Bancorp for administrative and fund accounting services.

Fund	2016		2017	2018
Core Bond Fund	$1,159,152		$1,106,130	$1,215,574
Core Plus Bond Fund	$278,365	(1)	$551,758	$642,191
Municipal Bond Fund	$156,270	(2)	$266,074	$295,562
Large Cap Growth Fund	$344,705		$332,863	$454,678
Large Cap Value Fund	$282,555		$363,802	$523,853
Small/Mid Cap Growth Fund	$234,646		$294,142	$334,865
Small/Mid Cap Value Fund	$179,697		$343,766	$424,922
International Equity Fund	$324,511	(3)	$482,714	$646,859

(1)	For the fiscal period from July 13, 2015 (Fund Inception) to June 30, 2016.
(2)	For the fiscal period from September 14, 2015 (Fund Inception) to June 30, 2016.

(3)	For the fiscal period from July 6, 2015 (Fund Inception) to June 30, 2016.

BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. BBH does not participate in decisions relating to the purchase and sale of securities by the Funds.

2.	The following sub-section is added to the section entitled “Service Providers”:

Transfer Agent

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100 Denver, Colorado 80203, acts as the Funds’ Transfer Agent and dividend disbursing agent pursuant to a Transfer Agency and Services Agreement with the Trust. ALPS Fund Services, Inc. is an affiliate of ALPS Distributors, Inc., the Funds’ principal underwriter.

3.	The last paragraph in the section entitled “Execution of Portfolio Transactions and Brokerage” is deleted and replaced with the following:

During the last fiscal year ended June 30, 2018, the Funds did not direct their brokerage transactions to a broker because of research services provided. Neither did any Fund pay any underwriting commissions to ALPS Distributors, its principal underwriter, Quasar Distributors, LLC, its former principal underwriter, or any Fund affiliates.

4.	The information in the section entitled “Distributor” is deleted and replaced with the following:

ALPS Distributors, Inc. (“ALPS Distributors”), 1290 Broadway, Suite 1100, Denver Colorado 80203, acts as principal underwriter in a continuous public offering of the Funds’ shares. Pursuant to a distribution agreement (the “Distribution Agreement”) between ALPS Distributors and the Trust, on behalf of the Funds, ALPS Distributors acts as the Trust’s principal underwriter and distributor (the “Distributor”) and provides certain administration services and promotes and arranges for the sale of the Funds’ shares. ALPS Distributors is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA).

After its two year initial term, the Distribution Agreement between the Trust and ALPS Distributors continues in effect only if such continuance is specifically approved at least annually by the Board or the vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, including a majority of the Independent Trustees, or by ALPS Distributors on a 180-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

5.	The reference to the Funds’ address in the section entitled “Financial Statements” is deleted and replaced with the following:

Mailing Address:

Bridge Builder Trust

P.O. Box 1920

Denver, CO 80201

Overnight Address:

Bridge Builder Trust

1290 Broadway Suite 1100

Denver, CO 80203

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